Condensed Consolidated Guarantor and Non-Guarantor Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
ASSETS
Cash and cash equivalents	$ 1,087		$ 539		$ 585		$ 1,212
Marketable securities	466		718
Restricted cash	161		327
Finance and other receivables, net	2,992		4,254
Inventories	1,537		1,714
Investments in non-consolidated affiliates	62		60
Property and equipment, net	1,660		1,570
Goodwill	280		319		324		318
Deferred taxes, net	263		2,057
Other	594		733
Total assets	9,102	[1]	12,291	[1]	9,730	[1]
LIABILITIES and STOCKHOLDERS' EQUITY (DEFICIT)
Debt	4,771		4,856
Postretirement benefits liabilities	3,511		3,316
Amounts due to (from) affiliates	0		0
Other liabilities	4,080		4,091
Total liabilities	12,362		12,263
Redeemable equity securities	5		5
Stockholders' equity (deficit) attributable to non-controlling interest	45		50
Stockholders' equity (deficit) attributable to Navistar International Corporation	(3,310)		(27)
Total liabilities and stockholders' equity (deficit)	9,102		12,291
Parent Company
ASSETS
Cash and cash equivalents	702		226
Marketable securities	314		429
Restricted cash	24		20
Finance and other receivables, net	5		3
Inventories	0		0
Investments in non-consolidated affiliates	(5,616)		(2,094)
Property and equipment, net	0		0
Goodwill	0		0
Deferred taxes, net	9		31
Other	83		168
Total assets	(4,479)		(1,217)
LIABILITIES and STOCKHOLDERS' EQUITY (DEFICIT)
Debt	1,617		1,689
Postretirement benefits liabilities	0		0
Amounts due to (from) affiliates	(5,863)		(5,574)
Other liabilities	3,072		2,690
Total liabilities	(1,174)		(1,195)
Redeemable equity securities	5		5
Stockholders' equity (deficit) attributable to non-controlling interest	0		0
Stockholders' equity (deficit) attributable to Navistar International Corporation	(3,310)		(27)
Total liabilities and stockholders' equity (deficit)	(4,479)		(1,217)
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	55		13
Marketable securities	0		1
Restricted cash	8		9
Finance and other receivables, net	128		154
Inventories	691		650
Investments in non-consolidated affiliates	6,454		5,818
Property and equipment, net	790		600
Goodwill	0		0
Deferred taxes, net	11		1,912
Other	177		152
Total assets	8,314		9,309
LIABILITIES and STOCKHOLDERS' EQUITY (DEFICIT)
Debt	1,162		156
Postretirement benefits liabilities	3,144		2,981
Amounts due to (from) affiliates	9,522		9,055
Other liabilities	337		(194)
Total liabilities	14,165		11,998
Redeemable equity securities	0		0
Stockholders' equity (deficit) attributable to non-controlling interest	0		0
Stockholders' equity (deficit) attributable to Navistar International Corporation	(5,851)		(2,689)
Total liabilities and stockholders' equity (deficit)	8,314		9,309
Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	330		300
Marketable securities	152		288
Restricted cash	129		298
Finance and other receivables, net	2,859		4,070
Inventories	885		1,113
Investments in non-consolidated affiliates	54		54
Property and equipment, net	874		972
Goodwill	280		319
Deferred taxes, net	243		114
Other	335		416
Total assets	6,141		7,944
LIABILITIES and STOCKHOLDERS' EQUITY (DEFICIT)
Debt	1,997		3,242
Postretirement benefits liabilities	367		335
Amounts due to (from) affiliates	(3,743)		(3,595)
Other liabilities	748		1,717
Total liabilities	(631)		1,699
Redeemable equity securities	0		0
Stockholders' equity (deficit) attributable to non-controlling interest	45		52
Stockholders' equity (deficit) attributable to Navistar International Corporation	6,727		6,193
Total liabilities and stockholders' equity (deficit)	6,141		7,944
Consolidation, Eliminations
ASSETS
Cash and cash equivalents	0		0
Marketable securities	0		0
Restricted cash	0		0
Finance and other receivables, net	0		27
Inventories	(39)		(49)
Investments in non-consolidated affiliates	(830)		(3,718)
Property and equipment, net	(4)		(2)
Goodwill	0		0
Deferred taxes, net	0		0
Other	(1)		(3)
Total assets	(874)		(3,745)
LIABILITIES and STOCKHOLDERS' EQUITY (DEFICIT)
Debt	(5)		(231)
Postretirement benefits liabilities	0		0
Amounts due to (from) affiliates	84		114
Other liabilities	(77)		(122)
Total liabilities	2		(239)
Redeemable equity securities	0		0
Stockholders' equity (deficit) attributable to non-controlling interest	0		(2)
Stockholders' equity (deficit) attributable to Navistar International Corporation	(876)		(3,504)
Total liabilities and stockholders' equity (deficit)	$ (874)		$ (3,745)

[1]	Includes amounts related to discontinued operations. For more information, see Note 22, Discontinued Operations.